Segment reporting - Geographical information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue	€ 3,099.8	€ 3,044.5	€ 2,939.7
Non-current assets	647.0	618.1
Revenue	3,099.8	3,044.5	2,939.7
United Kingdom
Disclosure of geographical areas [line items]
Revenue	879.6	869.4	806.2
Non-current assets	174.9	159.5
Revenue	879.6	869.4	806.2
Italy
Disclosure of geographical areas [line items]
Revenue	392.5	377.8	408.5
Non-current assets	67.4	64.5
Revenue	392.5	377.8	408.5
Germany
Disclosure of geographical areas [line items]
Revenue	384.8	397.2	385.4
Non-current assets	134.7	134.9
Revenue	384.8	397.2	385.4
France
Disclosure of geographical areas [line items]
Revenue	212.6	209.3	192.4
Revenue	212.6	209.3	192.4
Croatia
Disclosure of geographical areas [line items]
Revenue	141.8	136.3	122.7
Non-current assets	58.3	50.3
Revenue	141.8	136.3	122.7
Sweden
Disclosure of geographical areas [line items]
Revenue	134.6	138.1	149.4
Non-current assets	18.6	22.3
Revenue	134.6	138.1	149.4
Austria
Disclosure of geographical areas [line items]
Revenue	132.1	126.9	122.0
Revenue	132.1	126.9	122.0
Serbia
Disclosure of geographical areas [line items]
Revenue	130.8	117.5	108.2
Non-current assets	65.8	55.1
Revenue	130.8	117.5	108.2
Norway
Disclosure of geographical areas [line items]
Revenue	121.1	124.2	126.6
Non-current assets	23.3	25.5
Revenue	121.1	124.2	126.6
Spain
Disclosure of geographical areas [line items]
Revenue	83.2	82.7	78.6
Revenue	83.2	82.7	78.6
Switzerland
Disclosure of geographical areas [line items]
Revenue	80.7	80.4	80.1
Revenue	80.7	80.4	80.1
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	406.0	384.7	359.6
Non-current assets	69.6	71.8
Revenue	406.0	384.7	€ 359.6
IRELAND
Disclosure of geographical areas [line items]
Non-current assets	€ 34.4	€ 34.2